FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 1,674	£ 2,284
Financial assets at fair value through other comprehensive income	27,260	24,617
Total financial assets	579,429	561,068
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	1,724	703
Financial assets at fair value through other comprehensive income	24,647	22,160
Total financial assets	401,987	462,034
Loans and advances securitised | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	0	470
Financial assets at fair value through other comprehensive income	2,344	854
Total financial assets	2,344	1,324
Loans and advances securitised | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	1,365	634
Financial assets at fair value through other comprehensive income	969	1,467
Total financial assets	£ 2,334	£ 2,101